Interest Costs	10 Months Ended
Oct. 18, 2022
Other Income and Expenses [Abstract]
Interest Costs
4.	Interest Costs
On October 14, 2021, European Institute of Regional Investments Inc. together with Transamerica Logisticks Inc., Grain Transshipments Corp. Inc. and Grace International Marine Investments Inc., affiliated ship-owning companies, (collectively, the “Borrowers”) entered into a loan agreement for an amount of $33,300,000 with a bank, for the purpose of re-financing part
of the acquisition cost of the Borrowers’ vessels. The loan, which was drawn on October 15, 2021, bore interest at LIBOR plus a margin of 2.15% per annum. The loan allocated to European Institute of Regional Investments Inc. amounted to $7,330,000 and was repayable in eleven semi-annual instalments of $500,000 each, and a balloon instalment of $1,830,000, payable together with the last instalment in 2027.

On August 18, 2022, the Company prepaid the existing term loan dated October 14, 2021.
Loan interest expense for the period
from January 1, 2022 to August 18, 2022,

amounted to $
135,437
and is presented under “Interest and finance costs” in the accompanying combined statement of comprehensive income.
Weighted average interest rate on the Company’s long-term debt for the period from January 1, 2022 to August 18, 2022 was 4.0%.